Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$148,020,476.04	0.3795397	$106,336,533.83	0.2726578	$41,683,942.20
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$869,250,476.04	0.5985625	$827,566,533.83	0.5698591	$41,683,942.20

Weighted Avg. Coupon (WAC)	4.51%		4.51%
Weighted Avg. Remaining Maturity (WARM)	42.23		41.36
Pool Receivables Balance	$919,575,435.31		$875,288,915.78
Remaining Number of Receivables	68,345		66,811

Adjusted Pool Balance	$905,469,245.87		$862,048,472.74

III. COLLECTIONS

Principal:
Principal Collections	$42,480,606.44
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,053,053.41
Total Principal Collections	$43,533,659.85

Interest:
Interest Collections	$3,538,991.01
Late Fees & Other Charges	$71,264.25
Interest on Repurchase Principal	$-
Total Interest Collections	$3,610,255.26

Collection Account Interest	$2,059.16
Reserve Account Interest	$382.93
Servicer Advances	$-

Total Collections	$47,146,357.20

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$47,146,357.20
Reserve Account Release					$-
Total Available for Distribution					$47,146,357.20
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$766,312.86		$766,312.86	$766,312.86
Collection Account Interest					$2,059.16
Late Fees & Other Charges					$71,264.25
Total due to Servicer					$839,636.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$66,609.21		$66,609.21
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$431,735.38		$431,735.38	$431,735.38

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$45,773,676.97

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$41,683,942.20

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$41,683,942.20
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,683,942.20		$41,683,942.20
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$41,683,942.20		$41,683,942.20

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,089,734.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,106,189.44
Beginning Period Amount	$14,106,189.44
Current Period Amortization	$865,746.40
Ending Period Required Amount	$13,240,443.04
Ending Period Amount	$13,240,443.04
Next Distribution Date Amount	$12,407,247.34

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				0.50%
Beginning Period Required Amount				$7,478,006.60
Beginning Period Amount				$7,478,006.60
Current Period Release to Collection Account				$-
Current Period Deposit				$-
Current Period Release to Depositor				$-
Ending Period Required Amount (0.5% of APB of cut-off date)				$7,478,006.60
Ending Period Amount				$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$36,218,769.83	$34,481,938.91	$34,481,938.91
Overcollateralization as a % of Original Adjusted Pool		2.42%	2.31%	2.31%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.63%	65,897	98.14%	$858,993,715.43
30 - 60 Days	1.09%	725	1.48%	$12,931,248.59
61 - 90 Days	0.24%	158	0.32%	$2,803,789.34
91 + Days	0.05%	31	0.06%	$560,162.42
		66,811		$875,288,915.78
Total
Delinquent Receivables 61 + days past due	0.28%	189	0.38%	$3,363,951.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	186	0.37%	$3,429,422.88
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	200	0.39%	$3,793,022.30
Three-Month Average Delinquency Ratio	0.28%		0.38%

Repossession in Current Period		73		$1,392,122.93
Repossession Inventory		112		$812,101.04

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,805,913.09
Recoveries				$(1,053,053.41)
Net Charge-offs for Current Period				$752,859.68

Beginning Pool Balance for Current Period				$919,575,435.31

Net Loss Ratio				0.98%
Net Loss Ratio for 1st Preceding Collection Period				0.86%
Net Loss Ratio for 2nd Preceding Collection Period				0.48%
Three-Month Average Net Loss Ratio for Current Period				0.78%

Cumulative Net Losses for All Periods				$6,993,518.71
Cumulative Net Losses as a % of Initial Pool Balance				0.46%

Principal Balance of Extensions				$4,810,497.82
Number of Extensions				269

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